SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents and Investments in Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Maturity period at purchase (less than)	91 days
Available for sale marketable debt securities	$ 0	$ 148,998